Income and Excise Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Distributions Paid to Shareholders

			For the period from
			December 5, 2022
			(commencement of
	For the Year Ended	For the Year Ended	operations) to
	December 31, 2024	December 31, 2023	December 31, 2022
Ordinary income	$347,088	$53,166	$—
Capital gains	—	—	—
Total (1)	$347,088	$53,166	$—
(1)	For the years ended December 31, 2024 and 2023, the percentage of total distributions paid that constituted interest-related distributions was 92.4% and 100%.

Schedule of Net Decrease in Net Assets from Operations Taxable Income and Estimated Cost Basis of Investments for U.S. Federal Tax Purposes

			For the period from
			December 5, 2022
			(commencement of
	For the Year Ended	For the Year Ended	operations) to
	December 31, 2024	December 31, 2023	December 31, 2022
	(Estimated)(1)
Net increase (decrease) in net assets resulting from operations	$406,116	$94,039	$(74)
Adjustments:
Net unrealized losses (gains) on investments and foreign currency transactions	(54,072)	(20,526)	310
Income not currently taxable (2)	(4,749)	(277)	—
Income for tax but not book	809	—	—
Expenses not currently deductible	10,739	3,868	—
Taxable income	$358,843	$77,104	$236
(1)	The calculation of estimated 2024 U.S. federal taxable income is based on certain estimated amounts, including information received from third parties and, as a result, actual 2024 U.S. federal taxable income will not be finally determined until the Fund’s 2024 U.S. federal tax return is filed in 2025 (and, therefore, such estimate is subject to change).
(2)	Includes a reduction for dividend income from preferred equity that is not taxable until collected totaling $4,134 and $277, respectively, for the years ended December 31, 2024 and 2023. There was no reduction for dividend income from preferred equity that is not taxable until collected for the period from December 5, 2022 (commencement of operations) to December 31, 2022.

	As of December 31,
	2024	2023
Gross unrealized appreciation	$194,093	$24,276
Gross unrealized depreciation	(126,983)	(3,502)
Net unrealized appreciation (depreciation)	$67,110	$20,774

Estimated cost basis of investments	$11,485,299	$2,556,784

Schedule of Permanent Differences

	For the Year Ended December 31, 2024
	Shares	Amount
Class I
Subscriptions(1)	120,061	$3,288,851
Share transfers between classes	34	945
Distributions reinvested	2,510	68,786
Repurchased shares, net of early repurchase deduction	(2,127)	(58,324)
Net increase	120,478	$3,300,258
Class S
Subscriptions(1)	18,459	$504,882
Share transfers between classes	(120)	(3,298)
Distributions reinvested	376	10,308
Repurchased shares, net of early repurchase deduction	(194)	(5,298)
Net increase	18,521	$506,594
Class D
Subscriptions(1)	9,766	$267,907
Share transfers between classes	86	2,353
Distributions reinvested	115	3,164
Net increase	9,967	$273,424
Total net increase	148,966	$4,080,276

	For the Year Ended December 31, 2023
	Shares	Amount
Class I
Subscriptions	45,712	$1,218,909
Distributions reinvested	307	8,289
Repurchased shares, net of early repurchase deduction	(3)	(78)
Net increase	46,016	$1,227,120
Class S
Subscriptions	10,959	$296,150
Distributions reinvested	13	341
Net increase	10,972	$296,491
Class D
Subscriptions	1,798	$48,588
Distributions reinvested	8	222
Net increase	1,806	$48,810
Total net increase	58,794	$1,572,421

	NAV Per Share
	Class I	Class S	Class D
January 31, 2024	$27.17	$27.17	$27.17
February 29, 2024	$27.19	$27.19	$27.19
March 31, 2024	$27.30	$27.30	$27.30
April 30, 2024	$27.29	$27.29	$27.29
May 31, 2024	$27.39	$27.39	$27.39
June 30, 2024	$27.45	$27.45	$27.45
July 31, 2024	$27.44	$27.44	$27.44
August 31, 2024	$27.41	$27.41	$27.41
September 30, 2024	$27.45	$27.45	$27.45
October 31, 2024	$27.49	$27.49	$27.49
November 30, 2024	$27.58	$27.58	$27.58
December 31, 2024	$27.61	$27.61	$27.61

	NAV Per Share
	Class I	Class S	Class D
January 31, 2023	$25.40	$25.40	$25.40
February 28, 2023	$25.58	$25.58	$25.58
March 31, 2023	$25.71	$25.71	$25.71
April 30, 2023	$26.12	$26.12	$26.12
May 31, 2023	$26.08	$26.08	$26.08
June 30, 2023	$26.75	$26.75	$26.75
July 31, 2023	$27.01	$27.01	$27.01
August 31, 2023	$27.08	$27.08	$27.08
September 30, 2023	$27.07	$27.07	$27.07
October 31, 2023	$26.92	$26.92	$26.92
November 30, 2023	$27.03	$27.03	$27.03
December 31, 2023	$27.22	$27.22	$27.22

	NAV Per Share
	Class I	Class S	Class D
December 31, 2022	$24.99	$24.99	$24.99

			For the period from
			December 5, 2022
			(commencement of
	For the Year Ended	For the Year Ended	operations) to
	December 31, 2024	December 31, 2023	December 31, 2022
Accumulated undistributed earnings	$—	$762	$—
Paid in capital	$—	$(762)	$—